Trade and other receivables (Details Textual) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Trade and other receivables [Abstract]
Non-current trade receivables	₨ 1,990	₨ 27,136